MAXIM SERIES FUND, INC.
                             8515 East Orchard Road
                            Englewood, Colorado 80111




May 3, 1999



VIA EDGAR
Securities and Exchange Commission
450 Fifth Street
Washington, D.C.  20549

Re:      Maxim Series Fund, Inc.
         Certification Pursuant to Rule 497(j) under the Securities Act of 1933 File No. 2-75503 and 811-03364

Ladies and Gentlemen:

In lieu of filing the form of Prospectus and Statement of Additional Information for Maxim Series Fund, Inc. (the "Fund") pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies that:

1. the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 62 to the Fund's registration statement on Form N-1A, the most recent amendment to the Fund's registration statement; and,

2.   the text of  Post-Effective  Amendment  No. 62 to the  Fund's  registration statement on Form N-1A, the most recent amendment to the Fund's registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 30, 1998.

If you should have any questions regarding the foregoing, please do not hesitate to contact me at my direct dial number (303) 689-3817.
Maxim Series Fund, Inc.
(Registrant)

/s/ Beverly A. Byrne

Beverly A. Byrne
Secretary

0503991/mxm/psp